UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

13FCONP 2/23/11

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Tokum Capital Management, LP
Address: 900 Third Ave, 11th Flr.
New York, NY 10022

13F File Number: 028-12830

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Michael Sullivan
Title: Chief Financial Officer
Phone: 212.616.4431

Signature, Place, and Date of Signing:

/s/ Michael Sullivan New York, NY May 06, 2008

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

CONFIDENTIAL TREATMENT DENIED

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form13F Information Table Entry Total: 1

Form13F Information Table Value Total: $500 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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CONFIDENTIAL TREATMENT REQUESTED

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FORM 13F INFORMATION TABLE

NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE (x$1000)	SHARES/ PRN AMT	SH/ PRN	PUT/ CALL	INVSTMT DSCRETN	OTHER MANAGERS	VOTING AUTHORITY SOLE	SHARED	NONE
LIFE SCIENCES RESH INC	COM	532169109	500	17847	SH		SOLE		17847	0	0

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